Related party transactions and balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

11 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and June 30, 2026:

Name of related parties	Relationship with the Company
Mains D’ Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
IFSC Founders	Subsidiary of Mains D’Or Investments Ltd
Pat Kah Kit Daryl	Executive Officer
Soo Qikai	Executive Officer
Poo Chong Hee	Person significant influence
James Yataras	Country Head, Australia

i)	Significant transactions with related parties were as follows:

	For the six months ended June 30,
	2025	2026	2026
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	-	7,790	6,020
Sales[2] to Weishen Industrial Services Pte Ltd	286,718	182,345	140,905

Borrowing from related parties	112,000		-
Repayment to related parties-Poo Chong Hee		(112,000)	(86,547)
Loans made to a related party-Poo Chong Hee	-	(288,803)	(223,169)

ii)	Significant balances with related parties were as follows:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Account receivable - related parties
Weishen Industrial Services Pte Ltd	46,879	113,957	88,059
IFSC Founders	2,305	2,305	1,781

[1]	Sales comprise sales of robots of S$2,030 (2025: S$nil) and software revenue of S$5,760 (2025: S$nil).
[2]	Sales comprise sales of robots of S$14,547 (2025: S$33,506) and software revenue of S$167,798 (2025: S$253,212).

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

11 Related party transactions and balances (cont’d)

i)	Significant balances with related parties were as follows (cont’d):

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Contract liabilities - related parties
Campaign Complete Solutions Pte Ltd	(2,100)	(7,709)	(5,957)
Weishen Industrial Services Pte Ltd	(72,453)	(134,901)	(104,243)
Due from related parties
Poo Chong Hee	-	288,803	223,169

Due to related parties
Poo Chong Hee	(112,000)

Account payable - related parties
Weishen Industrial Services Pte Ltd	(2,017)	-	-

Other payable - related parties
WIS Holdings Pte Ltd	(388,939)	(388,939)	(300,548)
Other payable - related party	(24,200)	-	-

Accruals and other current liabilities
Salary payable - related party	(10,777)	-	-